Segmented information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segmented information

28. Segmented information

As a result of a change to the way its global marketing activities are organized, during 2018, Cameco discontinued the reporting of NUKEM as a reportable segment. The consolidation of Canadian and international marketing activities in Saskatoon has resulted in NUKEM’s activities no longer meeting the quantitative thresholds for separate disclosure. Its results are now included in the “other” column and comparative information has been adjusted.

Cameco now has two reportable segments: uranium and fuel services. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies. The uranium segment involves the exploration for, mining, milling, purchase and sale of uranium concentrate. The fuel services segment involves the refining, conversion and fabrication of uranium concentrate and the purchase and sale of conversion services.

Cost of sales in the uranium segment includes care and maintenance costs for our operations that currently have production suspensions. Cameco expensed $212,511,000 (2017 - $38,311,000) of care and maintenance costs during the year, including $32,111,000 (2017 - $1,200,000) of severance costs. This had a negative impact on gross profit in the uranium segment.

Accounting policies used in each segment are consistent with the policies outlined in the summary of significant accounting policies. Segment revenues, expenses and results include transactions between segments incurred in the ordinary course of business. These transactions are priced on an arm’s length basis, are eliminated on consolidation and are reflected in the “other” column.

A. Business segments - 2018

For the year ended December 31, 2018

	Uranium	Fuel services	Other	Total

Revenue	$1,684,056	$313,989	$93,616	$2,091,661

Expenses
Cost of products and services sold	1,138,940	219,240	109,760	1,467,940
Depreciation and amortization	277,171	35,977	14,825	327,973

Cost of sales	1,416,111	255,217	124,585	1,795,913

Gross profit (loss)	267,945	58,772	(30,969)	295,748

Administration	-	-	141,552	141,552
Exploration	20,283	-	-	20,283
Research and development	-	-	1,757	1,757
Other operating expense	59,616	-	-	59,616
Loss on disposal of assets	1,008	1,264	31	2,303
Finance costs	-	-	111,779	111,779
Loss on derivatives	-	-	81,081	81,081
Finance income	-	-	(22,071)	(22,071)
Share of earnings from equity-accounted investee	(32,321)	-	-	(32,321)
Other income	(81,955)	-	(26,205)	(108,160)

Earnings (loss) before income taxes	301,314	57,508	(318,893)	39,929
Income tax recovery				(126,306)

Net earnings				166,235

Capital expenditures for the year	$44,114	$11,226	$22	$55,362

For the year ended December 31, 2017

	Uranium	Fuel services	Other	Total

Revenue	$1,574,068	$312,888	$269,896	$2,156,852

Expenses
Cost of products and services sold	910,685	212,035	267,513	1,390,233
Depreciation and amortization	267,931	37,093	25,321	330,345

Cost of sales	1,178,616	249,128	292,834	1,720,578

Gross profit (loss)	395,452	63,760	(22,938)	436,274

Administration	-	-	163,095	163,095
Impairment charges	246,931	-	111,399	358,330
Exploration	29,933	-	-	29,933
Research and development	-	-	5,660	5,660
Other operating expense	43	-	-	43
Loss on disposal of assets	5,901	247	799	6,947
Finance costs	-	-	110,608	110,608
Gain on derivatives	-	-	(56,250)	(56,250)
Finance income	-	-	(5,265)	(5,265)
Other expense	7,193	-	23,217	30,410

Earnings (loss) before income taxes	105,451	63,513	(376,201)	(207,237)
Income tax recovery				(2,519)

Net loss				(204,718)

Capital expenditures for the year	$132,073	$11,237	$23	$143,333

B. Geographic segments

Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:

	2018	2017

United States	$1,660,727	$1,692,936
Canada	424,079	316,611
Germany	2,817	147,305
Switzerland	4,038	-

	$2,091,661	$2,156,852

The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:

	2018	2017

Canada	$3,401,828	$3,417,254
Australia	414,084	422,400
United States	131,526	138,455
Kazakhstan	49	283,562
Germany	41	233

	$3,947,528	$4,261,904